PENSION LIABILITIES, NET (Summary Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability, Defined Benefit Plan [Abstract]
Service cost	$ 0	$ 0	$ 0
Interest cost	37	38	52
Net periodic benefit cost	$ 37	$ 38	$ 52